Allowance for Credit Losses	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
Allowance for Credit Losses	ALLOWANCE FOR CREDIT LOSSES
The allowance for credit losses balance, which is recorded in accounts receivable and other current assets, changed as follows.

	Quarter		Year-to-Date
($ millions)	2023	2022	2023	2022
Periods ended June 30
Balance, beginning of period	(59)	(53)	(58)	(53)
Credit loss expense	(3)	(5)	(11)	(10)
Credit loss deferral	(2)	—	(3)	—
Write-offs, net of recoveries	4	6	12	11
Foreign exchange	—	(1)	—	(1)
Balance, end of period	(60)	(53)	(60)	(53)

See Note 13 for disclosure on the Corporation's credit risk.